ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
Varian Biopharmaceuticals [Member]
Schedule of accrued expenses

	2021	2020

Accrued payroll	$225,000	$100,000
Accrued board of director fees	52,500	17,500
Accrued consulting fees - related party	170,000	60,000
Accrued legal fees	134,853	—
Accrued other	29,391	—
Accrued expenses	$611,744	$177,500